SUBSIDIARY EQUITY OBLIGATIONS - Schedule of Subsidiary Equity Obligations (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial liabilities [line items]
Subsidiary preferred equity units	$ 1,053	$ 1,042
Limited-life funds and redeemable fund units	0	139
Total	3,808	4,759
Real Estate1 [Member]
Disclosure of financial liabilities [line items]
Subsidiary preferred shares and capital	$ 2,755	$ 3,578